Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.35008%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,812,083.84

Principal:
Principal Collections	$18,726,463.98
Prepayments in Full	$9,219,958.76
Liquidation Proceeds	$177,231.06
Recoveries	$22,906.35
Sub Total	$28,146,560.15
Collections	$29,958,643.99

Purchase Amounts:
Purchase Amounts Related to Principal	$19,267.31
Purchase Amounts Related to Interest	$0.00
Sub Total	$19,267.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,977,911.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,977,911.30
Servicing Fee	$682,278.66	$682,278.66	$0.00	$0.00	$29,295,632.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,295,632.64
Interest - Class A-2a Notes	$482,136.04	$482,136.04	$0.00	$0.00	$28,813,496.60
Interest - Class A-2b Notes	$258,230.10	$258,230.10	$0.00	$0.00	$28,555,266.50
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$27,554,754.17
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$27,211,534.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,211,534.17
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$27,092,846.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,092,846.00
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$27,007,768.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,007,768.92
Regular Principal Payment	$27,099,703.19	$27,007,768.92	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$29,977,911.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,007,768.92
Total					$27,007,768.92

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,728,439.26	$72.79	$482,136.04	$1.78	$20,210,575.30	$74.57
Class A-2b Notes	$7,279,329.66	$72.79	$258,230.10	$2.58	$7,537,559.76	$75.37
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$27,007,768.92	$25.66	$2,287,863.72	$2.17	$29,295,632.64	$27.83

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$168,186,989.65	0.6205704	$148,458,550.39	0.5477771
Class A-2b Notes	$62,057,039.94	0.6205704	$54,777,710.28	0.5477771
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$708,694,029.59	0.6732603	$681,686,260.67	0.6476029

Pool Information
Weighted Average APR	2.859%	2.868%
Weighted Average Remaining Term	46.18	45.36
Number of Receivables Outstanding	30,045	29,460
Pool Balance	$818,734,389.34	$790,361,244.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$736,802,144.55	$711,870,800.19
Pool Factor	0.6977345	0.6735546

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$78,490,444.29
Targeted Overcollateralization Amount	$108,766,918.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,674,983.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$230,223.75
(Recoveries)		10	$22,906.35
Net Loss for Current Collection Period			$207,317.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3039%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1531%
Second Prior Collection Period			0.1608%
Prior Collection Period			0.3131%
Current Collection Period			0.3092%
Four Month Average (Current and Prior Three Collection Periods)			0.2341%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		405	$1,176,818.14
(Cumulative Recoveries)			$77,115.44
Cumulative Net Loss for All Collection Periods			$1,099,702.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0937%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,905.72
Average Net Loss for Receivables that have experienced a Realized Loss			$2,715.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	154	$5,048,719.74
61-90 Days Delinquent	0.10%	21	$786,108.70
91-120 Days Delinquent	0.00%	1	$3,995.57
Over 120 Days Delinquent	0.00%	1	$23,400.39
Total Delinquent Receivables	0.74%	177	$5,862,224.40

Repossession Inventory:
Repossessed in the Current Collection Period		11	$400,680.24
Total Repossessed Inventory		19	$806,508.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0844%
Prior Collection Period			0.0699%
Current Collection Period			0.0781%
Three Month Average			0.0775%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1029%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$2,311,195.88
2 Months Extended	63	$2,399,537.46
3+ Months Extended	9	$208,757.71

Total Receivables Extended	133	$4,919,491.05
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer